UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04917
Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON			MATURITY
THOUSANDS		RATE			DATE	VALUE

	U.S. Government Agencies — Mortgage-Backed Securities (71.8%)
	Federal Home Loan Mortgage Corp. (1.3%)
$448		9.50		%	01/01/17–02/01/19	$511,081
497		10.00			04/01/16–12/01/20	565,469

						1,076,550

	Federal Home Loan Mortgage Corp. (ARM) (1.3%)
361		5.497			05/01/37	382,494
204		5.503			01/01/38	216,784
263		5.706			03/01/37	278,880
171		6.055			02/01/37	180,635

						1,058,793

	Federal Home Loan Mortgage Corp. (PC) Gold (20.1%)
1,439		4.50			09/01/35–01/01/36	1,477,672
7,856		5.00			08/01/35–08/01/40	8,257,206
2,532		5.50			01/01/36–11/01/37	2,704,524
2,799		6.00			12/01/37–08/01/38	3,042,576
324		6.50			06/01/29–09/01/33	365,813
165		7.50			04/01/20–05/01/35	190,058
76		8.00			08/01/32	89,276
98		8.50			08/01/31	117,403
70		10.00			10/01/21	77,753

						16,322,281

	Federal Home Loan Mortgage Corp. Strip (0.3%)
605	208 (IO)	7.00			06/01/30	142,144
535	206 (IO)	7.50			12/01/29	121,459

						263,603

	Federal National Mortgage Association (37.7%)
2,475		4.00			(a)	2,453,730
1,400		4.50			(a)	1,431,718
4,121		4.50			11/01/23–10/01/40	4,219,421
2,460		5.00			12/01/35–03/01/39	2,585,884
8,543		5.50			11/01/35–05/01/38	9,162,878
5,991		6.00			12/01/36–06/01/39	6,518,161
2,189		6.50			01/01/27–12/01/33	2,468,223
45		7.00			07/01/23–06/01/32	51,613
261		7.50			08/01/37	299,535
190		8.00			04/01/33	219,420
188		8.50			10/01/32	219,196
672		9.50			04/01/30	788,529
14		9.75			03/01/16	15,470
105		10.00			10/01/18	119,758

						30,553,536

	Federal National Mortgage Association (ARM) (0.2%)
113		5.734			03/01/38	120,056

	Federal National Mortgage Association Strip (0.4%)
619	2010-23 GI (IO)	5.00			08/25/37	69,968
234	289 2 (IO)	7.00			11/01/27	49,291
242	306 (IO)	8.00			05/01/30	65,767
211	307 (IO)	8.00			06/01/30	55,002
260	267 2 (IO)	8.50			10/01/24	73,703

						313,731

	Government National Mortgage Association (10.3%)
2,485		4.00			(a)	2,485,000
4,699		4.50			04/15/39–08/15/39	4,868,902
250	2011-19 IM (IO)	5.00	(b)		02/01/40	61,875
352		6.50			08/15/25–05/15/29	399,477
481		11.00			04/15/21	551,888

						8,367,142

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON			MATURITY
THOUSANDS		RATE			DATE	VALUE

	Government National Mortgage Association II (0.2%)
$100		8.00		%	05/20/30	$120,513

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $56,272,290)					58,196,205

	Collateralized Mortgage Obligations (20.3%)
	Private Issues (16.9%)
	American Home Mortgage Investment Trust
421	2005-1 7A1	2.455	(b)		06/25/45	405,136
628	2006-3 11A1	0.44	(b)		12/25/46	417,947
	Chase Mortgage Finance Corp.
894	2007-A1 1A5	2.985	(b)		02/25/37	899,072
221	2007-A1 2A1	2.887	(b)		02/25/37	224,058
404	Countrywide Home Loan Mortgage Pass Through Trust 2004-29 1A1	0.80	(b)		02/25/35	345,470
451	Credit Suisse Mortgage Capital Certificates 2009-8R 5A1 (144A) (c)	5.856	(b)		05/26/37	464,829
350	First Horizon Asset Securities, Inc. 2006-3 1A13	6.25			11/25/36	331,574
128	First Horizon Mortgage Pass-Through Trust 2005-AR1 2A2	2.869	(b)		04/25/35	125,926
150	GMAC Mortgage Corp. Loan Trust 2010-1 A (144A) (c)	4.25			07/25/40	152,769
	GSR Mortgage Loan Trust
201	2005-2F 3A1	0.51	(b)		03/25/35	180,070
225	2006-1F 2A16	6.00			02/25/36	213,780
	Impac CMB Trust
528	2004-5 1M1	0.79	(b)		10/25/34	416,199
568	2004-5 1M2	0.84	(b)		10/25/34	416,903
176	JP Morgan Mortgage Trust 2005-A2 1A1	2.878	(b)		04/25/35	159,590
23	Luminent Mortgage Trust 2006-1 A1	0.50	(b)		04/25/36	14,091
83	Mastr Adjustable Rate Mortgages Trust 2006-2 4A1	4.968	(b)		02/25/36	78,573
	MLCC Mortgage Investors, Inc.
170	2004-A A2	0.713	(b)		04/25/29	159,698
589	2005-2 1A	1.707	(b)		10/25/35	541,973
686	Mortgage Equity Conversion Asset Trust 2010-1A A (144A) (c)	4.00			07/25/60	686,586

	NCUA Guaranteed Notes
1,200	2010-C1 A2	2.90			10/29/20	1,188,459
896	2010-C1 APT	2.65			10/29/20	887,861
742	2010-R1 1A	0.716	(b)		10/07/20	741,539
645	2010-R1 2A	1.84			10/07/20	648,472
243	Salomon Brothers Mortgage Securities VII, Inc. 2001-CPB1 A	2.856	(b)		12/25/30	252,940
	Sequoia Mortgage Trust
756	2004-3 A	0.974	(b)		05/20/34	637,145
639	2004-6 A1	1.974	(b)		07/20/34	572,790
	Structured Adjustable Rate Mortgage Loan Trust
299	2004-6 3A2	2.578	(b)		06/25/34	282,119
473	2004-13 A2	0.56	(b)		09/25/34	385,083
385	Structured Asset Mortgage Investments, Inc. 2005-AR2 2A1	0.49	(b)		05/25/45	269,601
	Wells Fargo Mortgage Backed Securities Trust
335	2004-G A3	4.751	(b)		06/25/34	349,720
675	2005-4 A4	5.00			04/25/35	701,987
498	2007-14 2A2	5.50			10/25/22	522,279

						13,674,239

	U.S. Government Agencies (3.4%)
	Federal Home Loan Mortgage Corp.
1,073	3257 SI (IO)	6.059	(b)		12/15/36	162,256
821	3339 TI (IO)	5.879	(b)		07/15/37	115,928
	Federal National Mortgage Association
535	1996-46 FC	1.481	(b)		12/25/23	548,043
772	2009-8 BS (IO)	6.44	(b)		02/25/24	92,927

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$498	2010-130 SE (IO)	6.29	(b)%	11/25/40	$87,094
798	2010-136 S (IO)	5.74	(b)	12/25/40	125,925
1,947	2010-136 SA (IO)	5.74	(b)	12/25/40	274,061
1,995	2010-M6 SA (IO)	6.13	(b)	09/25/20	453,865
	Government National Mortgage Association
3,253	2010-115 AS (IO)	5.789	(b)	09/20/40	501,677
3,494	2010-H26 (IO)	0.849	(b)	08/20/58	122,282
1,581	2010-47 BX (IO)	6.289	(b)	08/16/34	260,259

					2,744,317

	Total Collateralized Mortgage Obligations (Cost $15,763,715)				16,418,556

	Asset-Backed Securities (5.2%)
835	Brazos Higher Education Authority 2010-1 A1	1.185	(b)	05/25/29	834,101
302	Brazos Student Finance Corp. 2010-1 A1	1.203	(b)	06/25/35	301,779
575	Citigroup Mortgage Loan Trust, Inc. 2005-WF1 A4 (d)	5.53		11/25/34	560,115
375	GE Capital Credit Card Master Note Trust 2010-2 A	4.47		03/15/20	397,847
847	GSAA Trust 2004-5 AF4	5.315	(b)	06/25/34	851,163
	SLC Student Loan Trust
950	2006-A A4	0.423	(b)	01/15/19	910,076
382	2010-B A1 (144A) (c)	4.00	(b)	07/15/42	392,962

	Total Asset-Backed Securities (Cost $4,013,312)				4,248,043

	Commercial Mortgage-Backed Securities (2.6%)
425	Banc of America Commercial Mortgage, Inc. 2007-4 A4	5.742	(b)	02/10/51	456,426
360	Commercial Mortgage Pass Through Certificates 2007-C9 A4	5.815	(b)	12/10/49	390,460
110	GE Capital Commercial Mortgage Corp. 2004-C2 A4	4.893		03/10/40	116,673
225	GS Mortgage Securities Corp. II 2006-GG6 A4	5.553	(b)	04/10/38	243,721
	JP Morgan Chase Commercial Mortgage Securities Corp.
275	2006-LDP9 A3	5.336		05/15/47	289,301
600	2006-LDP9 AM	5.372		05/15/47	592,680

	Total Commercial Mortgage-Backed Securities (Cost $1,987,406)				2,089,261

	Short-Term Investments (7.8%)
	U.S. Government Obligations (3.5%)
2,815	U.S. Treasury Bills (Cost $2,814,628) (e)(f)	0.162-0.254		02/10/11-04/28/11	2,814,639

NUMBER OF
SHARES (000)
	Investment Company (4.3%)
3,514	Morgan Stanley Institutional Liquidity Funds — Government Portfolio - Institutional Class (Cost $3,513,956) (g)		3,513,956

	Total Short-Term Investments (Cost $6,328,584)		6,328,595

	Total Investments (Cost $84,365,307) (h)(i)	107.7%	87,280,660
	Liabilities in Excess of Other Assets	(7.7)	(6,266,009)

	Net Assets	100.0%	$81,014,651

ARM	Adjustable Rate Mortgage. Interest rate in effect as of January 31, 2011.

IO	Interest Only security.

PC	Participation Certificate.

(a)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(b)	Floating rate security. Rate shown is the rate in effect at January 31, 2011.

(c)	Resale is restricted to qualified institutional investors.

(d)	For the three months ended January 31, 2011, there were no transactions in Citigroup, Inc. and its affiliated broker dealers, which are affiliates of the Investment Adviser, Administrator and Distributor.

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(f)	A portion of this security has been physically segregated in connection with open futures contracts.

(g)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in connection with securities on a forward commitment basis, open futures and swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued
Futures Contracts Open at January 31, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)
73	Long	U.S. Treasury Notes 5 Year, March 2011	$8,644,226	$38,336
43	Long	U.S. Treasury Notes 10 Year, March 2011	5,194,266	30,675
11	Long	U.S. Treasury Bonds 30 Year, March 2011	1,326,875	(42,344)
15	Short	U.S. Treasury Notes 2 Year, March 2011	(3,287,812)	(8,000)

		Net Unrealized Appreciation		$18,667

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued
Interest Rate Swap Contracts Open at January 31, 2011:

	NOTIONAL						UNREALIZED
	AMOUNT		FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)		INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)

Bank of America, N.A.		$7,850	3 Month LIBOR	Receive	0.80%	10/28/13	$72,063
Bank of America, N.A.		3,290	3 Month LIBOR	Pay	2.098	10/28/17	(144,365)
Bank of America, N.A.***		4,870	3 Month LIBOR	Pay	4.795	12/09/20	(42,125)
Bank of America, N.A.***	EUR	6,060	6 Month EURIBOR	Pay	3.81	11/08/25	(203,527)
Bank of America, N.A.***		$5,795	3 Month LIBOR	Receive	4.828	11/08/25	106,744
Bank of America, N.A.***	EUR	7,517	6 Month EURIBOR	Receive	3.33	11/08/30	212,013
Bank of America, N.A.***		$7,264	3 Month LIBOR	Pay	4.75	11/08/30	(70,316)
Bank of America, N.A.		1,190	3 Month LIBOR	Receive	4.058	12/09/40	50,313
Goldman Sachs International		1,190	3 Month LIBOR	Receive	3.769	04/15/20	(41,400)
Goldman Sachs International***		4,880	3 Month LIBOR	Pay	4.670	12/07/20	(66,124)
Goldman Sachs International		1,160	3 Month LIBOR	Receive	4.015	12/07/40	57,548

			Net Unrealized Depreciation				$(69,176)

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

***	Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

Currency Abbreviations:

EUR	Euro.

Morgan Stanley Mortgage Securities Trust
Notes to Portfolio of Investments ▪ January 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
U.S. Government Agencies — Mortgage-Backed Securities	$58,196,205	—	$58,196,205	—
Collateralized Mortgage Obligations - Private Issues	13,674,239	—	13,674,239	—
Collateralized Mortgage Obligations - U.S. Government Agencies	2,744,317	—	2,744,317	—
Asset-Backed Securities	4,248,043	—	4,248,043	—
Commercial Mortgage-Backed Securities	2,089,261	—	2,089,261	—
Short-Term Investments
U.S. Government Obligations	2,814,639	—	2,814,639	—
Investment Company	3,513,956	$3,513,956	—	—

Total Short-Term Investments	6,328,595	3,513,956	2,814,639	—

Futures	69,011	69,011	—	—
Interest Rate Swaps	498,681	—	498,681	—

Total	$87,848,352	$3,582,967	$84,265,385	—

Liabilities:
Futures	$(50,344)	$(50,344)	—	—
Interest Rate Swaps	(567,857)	—	$(567,857)	—

Total	$(618,201)	$(50,344)	$(567,857)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity

Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Mortgage Securities Trust

/s/ Sara Furber
Sara Furber
Principal Executive Officer
March 22, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
March 22, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2011